Copeland Risk Managed Dividend Growth Fund Copeland International Risk Managed Dividend Growth Fund

Supplement dated February 13, 2019

to the Copeland Risk Managed Dividend Growth Fund and

Copeland International Risk Managed Dividend Growth Fund (each a "Fund")

Prospectus dated January 28, 2019

Effective February 13, 2019 the following changes have been made to the investment strategies of each Fund.

With respect to the Copeland Risk Managed Dividend Growth Fund:

The second paragraph under "Principal Investment Strategies" on page 2 of the Prospectus and the second paragraph under "Copeland Risk Managed Dividend Growth Fund Principal Investment Strategies" on page 9 of the Prospectus have been deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in temporary defensive investments such as cash and cash equivalents, short term exchange traded funds (“ETFs”) and investment grade bonds, for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By excluding or underweighting negative sectors and increasing the Fund's allocation to positive sectors and/or temporary defensive investments, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund in general invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a U.S. stock exchange.

The second paragraph under “Sector Selection Strategy” on page 10 of the Prospectus has been deleted and replaced with the following:

The adviser utilizes a quantitative model that analyzes price trends and volatility changes at the sector level to determine whether a sector is expected to appreciate or depreciate in value. Sectors that are predicted to depreciate are excluded from or underweighted in the portfolio. All sectors that are forecasted to appreciate are weighted according to the relative market value of that sector to the available universe of dividend growth stocks. These weights may then fluctuate with the market until a sector signal change causes a rebalancing, which occurs monthly if necessary. As more sectors receive a negative signal and are excluded or underweighted in the portfolio, the adviser begins to invest in temporary defensive investments such as cash and cash equivalents, short term ETFs and investment grade bonds. In times of extreme market weakness, when quantitative signals are negative for all sectors, the Fund may be invested 100% in temporary defensive investments.

The second paragraph under “Stock Selection Strategy” on page 10 of the Prospectus has been deleted and replaced with the following:

The adviser selects specific stocks amongst the top-ranked companies within each sector. If there are not enough dividend growth securities within a sector that pass the adviser’s criteria, securities with fewer than five years of dividend growth may be purchased in order to maintain targeted sector weightings. These securities would be dividend paying stocks with a track record of dividend growth that are also expected by the adviser to deliver dividend growth in the future.

With respect to the Copeland International Risk Managed Dividend Growth Fund:

The fourth paragraph under "Principal Investment Strategies" on page 6 of the Prospectus and the fourth paragraph under "Copeland International Risk Managed Dividend Growth Fund Principal Investment Strategies" on page 10 of the Prospectus have been deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of three consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in temporary defensive investments such as cash and cash equivalents, short term exchange traded funds (“ETFs”) and investment grade bonds, including sovereign debt issued by developed or emerging market countries, for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By excluding or underweighting negative sectors and increasing the Fund's allocation to positive sectors and/or temporary defensive investments, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund, in general, invests in companies with a market capitalization of at least $1 billion upon purchase, but is not restricted to any market capitalization range.

The “Sector Selection Strategy” on page 11 of the Prospectus has been deleted and replaced with the following:

The adviser's investment process begins with sector selection. The adviser utilizes a quantitative model that analyzes price trends and volatility changes at the sector level to determine whether a sector is expected to appreciate or depreciate in value. Sectors that are predicted to depreciate are excluded from or underweighted in the portfolio. All sectors that are forecasted to appreciate are each weighted according to the relative market value of that sector to the available dividend growth universe. The adviser considers 9 international sectors, where developed and emerging market stocks are considered collectively in one signal per sector. There will be one sector signal utilized for each of the Health Care, Consumer Discretionary, Technology, Materials, Industrials, Energy, Utilities (with Telecommunication stocks grouped into the Utilities sector), Financials, and Consumer Staples sectors. These weights may then fluctuate with the market until a sector signal change causes a rebalancing, which occurs monthly if necessary. As more sectors receive a negative signal and are excluded or underweighted, the adviser begins to invest in temporary defensive investments such as cash and cash equivalents, short term ETFs and investment grade bonds, including sovereign debt issued by developed or emerging market countries. In times of extreme market weakness, when quantitative signals are negative for all sectors, the Fund may be invested 100% in temporary defensive investments.

The second paragraph under “Stock Selection Strategy” on page 11 of the Prospectus has been deleted and replaced with the following:

The adviser selects specific stocks amongst the top-ranked companies within each sector. If there are not enough three-year dividend growth securities within a sector that pass all of the adviser’s investment criteria, securities with fewer than three years of dividend growth may be purchased. These securities would be dividend paying stocks with a track record of dividend growth that are also expected by the adviser to deliver dividend growth in the future. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

With respect to both Funds:

“Sector Risk” (Both Funds)” under “Principal Investment Risks” on page 13 of the Prospectus has been deleted and replaced with the following:

•	Sector Risk (Both Funds): To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of or underweighted exposure to one or more sectors or industries may adversely affect performance.

The “Temporary Defensive Investments” section on page 13 of the Prospectus has been deleted and replaced with the following:

Temporary Defensive Investments: When dictated by the quantitative sector signaling model, the Funds will invest up to 100% of its portfolio in temporary defensive investments. Specifically, the adviser utilizes sector-risk signals that forecast which sectors of the market are likely to decline in value. By excluding or underweighting these sectors and increasing a Fund's allocation to temporary defensive investments, the adviser attempts to limit losses. The temporary defensive investments include, cash and cash equivalents, short-term ETFs and investment grade bonds including, for the Copeland International Risk Managed Dividend Growth Fund, sovereign debt issued by developed or emerging market countries. Cash equivalents include, but are not limited to: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities, and repurchase agreements. While a Fund is in a defensive position, the Fund may not achieve its investment objectives of capital appreciation and income generation. Furthermore, to the extent that a Fund invests in money market mutual funds for cash equivalent positions or short-term ETFs, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds' advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

This Supplement, the Prospectus and Statement of Additional Information provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services at 1-888-9-COPELAND or on the website at www.copelandfunds.com.

Copeland Risk Managed Dividend Growth Fund Copeland International Risk Managed Dividend Growth Fund

Supplement dated February 13, 2019

to the Copeland Risk Managed Dividend Growth Fund and

Copeland International Risk Managed Dividend Growth Fund (the "Fund")

Statement of Additional Information dated January 28, 2019

Effective February 13, 2019 the following changes have been made to the “Types of Investments” section for the Copeland International Risk Managed Dividend Growth Fund.

Principal Investment Strategies:

The “Foreign Securities: Foreign Currency Transaction” section on pages 5-6 of the Statement of Additional Information has been deleted and replaced with the following:

Foreign Currency Transactions. The value in U.S. dollars of the Fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on its net asset value, the Fund may engage in foreign currency transactions in connection with its investments in foreign securities. The Fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of futures contracts or other derivatives. The Fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency swap agreements and options. The Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. The Fund will incur additional expenses to hedge its foreign currency exposure. The Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated. Because forward currency contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will meet its financial obligations.

Non-Principal Investment Strategies

The following has been added to the “Non-Principal Investment Strategies” section of the Statement of Additional Information:

Foreign Government Debt Obligations (Copeland International Risk Managed Dividend Growth Fund Only)

Investments in sovereign debt obligations for temporary defensive purposes involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt. To the extent that a sovereign debtor is currently undergoing, or in the future enters into, a restructuring of its debt or defaults on its obligations, the Fund will be subject to additional risks and the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its initial investment.

Foreign Currency Transactions (Copeland International Risk Managed Dividend Growth Fund Only)

Copeland International Risk Managed Dividend Growth Fund may also enter into foreign currency transactions for non-hedging purposes as described above under “Foreign Securities: Foreign Currency Transactions.”

This Supplement, the Prospectus and Statement of Additional Information provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services at 1-888-9-COPELAND or on the website at www.copelandfunds.com.